Related Party Transactions (Details 1) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Other receivable - related parties			$ 116,180
Other payable	899,268	2,955,575	5,224,263
dMobile [Member]
Related Party Transaction [Line Items]
Accounts receivable			3,478,900
Other payable		471,100	3,950,000
Klingon [Member]
Related Party Transaction [Line Items]
Other payable	762,000	762,000	762,000
PPUS [Member]
Related Party Transaction [Line Items]
Other receivable - related parties			80,500
Rental deposit
Other payable		737,000	387,500
PPTW [Member]
Related Party Transaction [Line Items]
Other payable		819,300	80,000
Giretsu Shih [Member]
Related Party Transaction [Line Items]
Other payable	2,131	69,385
Daniel [Member]
Related Party Transaction [Line Items]
Other receivable - related parties			35,680
Rental deposit	2,397	4,966
Other payable	79,602	49,500	10,312
Bummy Wu [Member]
Related Party Transaction [Line Items]
Other payable		32,149
WWI [Member]
Related Party Transaction [Line Items]
Other payable	1,800
Others [Member]
Related Party Transaction [Line Items]
Other payable	$ 53,735	$ 15,141	$ 34,451